CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash	$ 2,579	$ 6,428	$ 1,822
Prepaid insurance	5,433	1,942
Accounts receivable	1,950
Total Current Assets	9,962	8,370	1,822
TOTAL ASSETS	9,962	8,370	1,822
CURRENT LIABILITIES
Accounts payable	3,262	1,500
Accrued expenses	9,000	6,000
Accrued interest	2,254	1,359	51
Loans payable - Insurance	3,303
Notes payable - Related party	23,700	16,200	3,700
Total current liabilities	41,520	25,059	3,751
TOTAL LIABILITIES	41,520	25,059	3,751
COMMITMENTS AND CONTINGENCIES (Note 6)
STOCKHOLDERS' DEFICIT
Preferred stock, $.0001 par value, 10,000,000 shares authorized, none issued and outstanding
Common stock, $0.0001 par value, 50,000,000 shares authorized; 6,475,000 shares issued and outstanding	648	648
Additional paid-in-capital	9,652	9,652
Accumulated deficit	(41,857)	(26,989)	(1,929)
Total Shareholders' Equity (Deficit)	(31,557)	(16,689)	(1,929)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 9,962	$ 8,370	$ 1,822